Discontinued Operations - Schedule of Assets and Liabilities from the Discontinued Operations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
RMB
Consideration	¥ 1,866	¥ 20,000	¥ 1,866		¥ 20,000			¥ 30,240	$ 3,000
Assets
Cash and cash equivalents and restricted cash		75,407			75,407			88,579
Short term investments		10,015			10,015			52,025
Accounts receivable and contract assets		84,759			84,759			85,721
Other receivables		15,443			15,443			50,668
Other current assets		9,430			9,430			9,211
Total current assets		195,054			195,054
Restricted bank deposit - non-current		1,527			1,527
Property, plant, and equipment, net		7,195			7,195			7,306
Goodwill		126,941			126,941			126,941
Deferred tax assets		5,000			5,000
Other non-current assets		6,619			6,619			6,237
Right of use asset		17,038			17,038			14,032
Total non-current assets		164,320			164,320
Total assets		359,374			359,374			440,720
Liabilities
Other payable and accrued expenses		10,198			10,198			130,551
Accrued payroll		37,980			37,980			41,846
Current operating lease liabilities		6,962			6,962
Income tax payable		7,840			7,840			10,104
Total		62,980			62,980
Operating lease liabilities								13,538
Non-current operating lease liability		9,098			9,098
Deferred tax liabilities		1,555			1,555			3,929
Other liabilities		3,923			3,923
Total		14,576			14,576
Total liabilities		77,556			77,556			199,968
Total net assets of the Disposal Group		281,818			281,818			240,752
Less: Non-controlling interest of the Disposal Group								(86,801)
Net assets of the Disposal Group contributable to the Group								153,951
Net cash (used in) generated from operating activities	4,653	(16,087)
Net cash (used in) generated from investing activities	(43,798)	44,252
Net cash (used in) generated from financing activities	52,318	(29,500)
Net revenues	254,940	222,114
Operating costs	(165,752)	(147,333)
Selling expenses	(53,087)	(51,203)
General and administrative expenses	(27,523)	(20,881)
Investment income	(366)	366
Interest income, net	277	368
Others, net	316	(332)
Gain(loss) from discontinued operations, before income tax	8,805	3,099
Income tax (expense) benefit	(7,341)	581
Share of gain (loss) of affiliates	(97)	97
Net income from discontinued operations	1,367	3,777	(32,081)	$ (4,480)	1,702
Significant non-cash operating items:
Depreciation and amortization	1,597	1,706
Impairment loss	126,941
Loss on disposal of property and equipment	186	96
Significant investing activities:
Purchase of property, plant and equipment	(3,297)	(550)
Proceeds from disposal of property and equipment	¥ 1,509	¥ 269	¥ 1,509		¥ 269
Loss on disposal of the Disposal Group								¥ (123,711)